Segment Reporting - Revenues by Geographic Segment (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Total revenues	$ 417.8	$ 278.9	$ 261.2	$ 240.9	$ 265.2	$ 275.1	$ 278.3	$ 327.7	$ 1,198.8	$ 1,146.3	$ 1,970.9
Burger King [Member]
Revenue, Major Customer [Line Items]
Total revenues									143.6
Tim Hortons [Member]
Revenue, Major Customer [Line Items]
Total revenues									$ 1,055.2	$ 1,146.3	$ 1,970.9